INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2012
Inventories

Inventories at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Finished goods	¥111,487	¥117,337
Work in process	47,388	54,700
Raw materials and supplies	74,024	98,299

	¥232,899	¥270,336